QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 9/30

Date of reporting period: 06/30/2016

ITEM 1. SCHEDULE OF INVESTMENTS

THE E-VALUATOR VERY CONSERVATIVE RMS FUND
SCHEDULE OF INVESTMENTS
June 30, 2016 (unaudited)

	Number
	of	Fair
Security Description	Shares	Value

EXCHANGE TRADED FUNDS - 8.81%

AGGREGATE BOND - 6.86%
Guggenheim Enhanced Short Duration	6,299	$315,022
Schwab U.S. Aggregate Bond ETF	4,477	240,504

		555,526

CONVERTIBLE BOND - 1.95%
SPDR Barclays Convertible Securities	3,607	158,131

TOTAL EXCHANGE TRADED FUNDS - 8.81%		713,657

MUTUAL FUNDS - 49.02%

AGGREGATE BOND - 7.84%
JPMorgan Unconstrained Debt Fund	7,982	79,021
PIMCO Income Fund	13,249	157,535
Vanguard Intermediate-Term Bond	20,308	241,265
Vanguard Short-Term Investment	14,669	157,990

		635,811

BANK LOANS - 2.90%
Goldman Sachs High Yield Float	24,492	234,880

BLEND LARGE CAP - 2.92%
Fidelity 500 Index Fund	1,589	117,846
Vanguard Institutional Index Fund	619	118,771

		236,617

CONVERTIBLE - 1.97%
Franklin Convertible Securities	8,898	159,451

FIXED INCOME DIVERSIFIED - 0.98%
Manning & Napier Fund Inc	8,497	79,191

FOREIGN AGGREGATE BOND - 7.86%
AB Global Bond Fund Inc	28,135	240,273
Capital World Bond Fund	11,752	237,632
John Hancock Income Fund	24,374	158,921

		636,826

FOREIGN GROWTH - 0.96%
American New Perspective Fund	2,203	78,107

HIGH YIELD BOND - 5.84%
Vanguard High-Yield Corporate	83,603	473,458

INTERMEDIATE CORPORATE BOND - 0.99%
Vanguard Intermediate-Term Corporate Bond Index Fund	3,341	79,908

LARGE CAP - 0.49%
Schwab U.S. Large-Cap Value ET	888	39,774

MARKET NEUTRAL - 2.90%
Vanguard Market Neutral Fund	19,857	234,714

MODERATE ALLOCATION - 3.94%
American Balanced Fund	3,238	79,806
American Capital Income Builder	2,725	160,180
Vanguard LifeStrategy Moderate Growth Fund	3,348	79,272

		319,258

MUNICIPALS - 1.99%
PowerShares Build America Bond	5,131	161,575

REAL ESTATE - 2.07%
Vanguard REIT ETF	946	83,882
DFA Real Estate Securities Portfolio	2,277	83,962

THE E-VALUATOR VERY CONSERVATIVE RMS FUND
SCHEDULE OF INVESTMENTS
June 30, 2016 (unaudited)

		167,844

SHORT TERM CORPORATE BOND - 1.96%
Vanguard Short-Term Corporate	7,244	158,562

THEMATIC SECTOR - 0.96%
Northern Global Sustainability	6,704	77,964

VALUE BROAD MARKET - 0.98%
American Funds - Investment Co	2,251	79,783

VALUE LARGE CAP - 1.47%
American Washington Mutual Investors Fund	995	39,907
Vanguard Value Index Fund	2,383	79,035

		118,942

TOTAL MUTUAL FUNDS		3,972,665

MONEY MARKET FUND - 39.82%
Vanguard Treasury Money Market	3,226,876	3,226,876

TOTAL INVESTMENTS - 97.65%	97.65%	7,913,198
Other assets, net of liabilities - 2.35%	2.35%	190,471

NET ASSETS - 100.00%	100.00%	$8,103,669

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2016:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Exchange Traded Funds	$713,657	-	-	$713,657
Mutual Funds	3,972,665	-	-	$3,972,665
Money Market	3,226,876	-	-	$3,226,876

	$7,913,198	-	-	$7,913,198

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry. The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2016.

At June 30, 2016 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $7,876,850 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$40,777
Gross unrealized depreciation	(4,429)

Net unrealized depreciation	$36,348

THE E-VALUATOR CONSERVATIVE RMS FUND
SCHEDULE OF INVESTMENTS
June 30, 2016 (unaudited)

	Number
	of	Fair
Security Description	Shares	Value

EXCHANGE TRADED FUNDS - 13.47%

AGGREGATE BOND - 4.96%
Guggenheim Enhanced Short Duration	25,299	$1,265,241
Schwab U.S. Aggregate Bond ETF	15,984	858,660

		2,123,901

CONVERTIBLE BOND - 1.98%
SPDR Barclays Convertible Securities	19,314	846,726

LARGE CAP - 2.48%
SPDR S&P 500 Growth ETF	2,081	209,994
Schwab U.S. Large-Cap Value ETF	19,022	851,995

		1,061,989

MID-CAP - 2.47%
SPDR S&P 400 Mid CapGrowth ETF	3,444	423,784
Schwab U.S. Mid-Cap ETF	5,044	211,899
Vanguard Mid-Cap Value ETF	4,752	423,308

		1,058,991

REAL ESTATE - 1.58%
Vanguard REIT ETF	7,609	674,690

TOTAL EXCHANGE TRADED FUNDS		5,766,297

MUTUAL FUNDS - 67.04%

AGGREGATE BOND - 11.94%
JPMorgan Unconstrained Debt Fund	85,483	846,277
PIMCO Income Fund	106,342	1,264,405
Vanguard Intermediate-Term Bond	181,284	2,153,653
Vanguard Short-Term Investment	78,552	846,008

		5,110,343

BANK LOANS - 1.96%
Goldman Sachs High Yield Float	87,425	838,404

BLEND LARGE CAP - 2.96%
Fidelity 500 Index Fund	8,507	630,908
Vanguard Institutional Index Fund	3,316	635,923

		1,266,831

BLEND MID CAP - 0.49%
Vanguard Mid-Cap Index Fund	6,272	211,993

CONVERTIBLE - 1.99%
Franklin Convertible Securities	47,648	853,851

FIXED INCOME DIVERSIFIED - 1.98%
Manning & Napier Fund Inc	91,001	848,133

FOREIGN AGGREGATE BOND - 9.96%
AB Global Bond Fund Inc	150,684	1,286,844
Capital World Bond Fund	62,933	1,272,512
John Hancock Income Fund	261,057	1,702,092

		4,261,448

FOREIGN BLEND - 0.93%
DFA International Core Equity	36,427	399,964

FOREIGN GROWTH - 1.95%
American New Perspective Fund	23,584	836,279

GROWTH BROAD MARKET - 0.98%
American AMCAP Fund	15,923	417,991

THE E-VALUATOR CONSERVATIVE RMS FUND
SCHEDULE OF INVESTMENTS
June 30, 2016 (unaudited)

GROWTH LARGE CAP - 0.97%
Vanguard Growth Index Fund	7,527	415,348

HIGH YIELD BOND - 5.92%
Vanguard High-Yield Corporate	444,372	2,532,920

INTERMEDIATE CORPORATE BOND - 2.00%
Vanguard Intermediate-Term Corporate Bond Index Fund	35,782	855,914

LARGE CAP - 0.49%
iShares Russell Top 200 Growth	3,903	210,098

MARKET NEUTRAL - 1.96%
Vanguard Market Neutral Fund	70,881	837,808

MID-CAP - 1.01%
WisdomTree MidCap Dividend Fund	4,826	431,927

MODERATE ALLOCATION - 7.98%
American Balanced Fund	52,011	1,282,076
American Capital Income Builder	14,590	857,742
Vanguard LifeStrategy Moderate Growth Fund	53,775	1,273,401

		3,413,219

MUNICIPALS - 3.03%
PowerShares Build America Bond	41,229	1,298,301

REAL ESTATE - 1.58%
DFA Real Estate Securities Portfolio	18,302	674,805

SHORT TERM CORPORATE BOND - 1.98%
Vanguard Short-Term Corporate	38,790	849,122

THEMATIC SECTOR - 0.98%
Northern Global Sustainability	35,887	417,363

VALUE BROAD MARKET - 1.00%
American Funds - Investment Co	12,054	427,210

VALUE LARGE CAP - 3.00%
American Washington Mutual Investors Fund	10,652	427,378
Vanguard Value Index Fund	25,782	854,915

		1,282,293

TOTAL MUTUAL FUNDS		28,691,565

MONEY MARKET FUND - 18.71%
Vanguard Treasury Money Market	8,007,247	8,007,247

TOTAL INVESTMENTS - 99.22%	99.22%	42,465,109
Other assets, net of liabilities - 0.78%	0.78%	332,078

NET ASSETS - 100.00%	100.00%	$42,797,187

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

THE E-VALUATOR CONSERVATIVE RMS FUND
SCHEDULE OF INVESTMENTS
June 30, 2016 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2016:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Exchange Traded Funds	$5,766,297	-	-	$5,766,297
Mutual Funds	28,691,565	-	-	$28,691,565
Money Market	8,007,247	-	-	$8,007,247

	$42,465,109	-	-	$42,465,109

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry. The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2016.

At June 30, 2016 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $42,213,541 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$315,893
Gross unrealized depreciation	(64,324)

Net unrealized depreciation	$251,569

THE E-VALUATOR TACTICALLY MANAGED RMS FUND
SCHEDULE OF INVESTMENTS
June 30, 2016 (unaudited)

	Number
	of	Fair
Security Description	Shares	Value

MUTUAL FUNDS - 98.86%

DYNAMIC ALLOCATION - 17.92%
MainStay Income Builder Fund	126,022	$2,323,840

GLOBAL ALLOCATION - 37.01%
AllianzGI Global Allocation Fund	214,584	2,332,533
American Funds - Global Balance	39,147	1,165,400
MFS Global Total Return Fund	79,645	1,302,188

		4,800,121

MODERATE ALLOCATION - 43.93%
American Capital Income Builder	49,005	2,881,024
BlackRock Multi-Asset Income Fund	267,792	2,817,168

		5,698,192

TOTAL MUTUAL FUNDS		12,822,153

MONEY MARKET FUND - 0.99%
Vanguard Treasury Money Market	128,608	128,608

TOTAL INVESTMENTS - 99.85%	99.85%	12,950,761
Other assets, net of liabilities - 0.15%	0.15%	19,212

NET ASSETS - 100.00%	100.00%	$12,969,973

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2016:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Mutual Funds	$12,822,153	-	-	$12,822,153
Money Market	128,608	-	-	$128,608

	$12,950,761	-	-	$12,950,761

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry. The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2016.

At June 30, 2016 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $12,887,183 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$76,101
Gross unrealized depreciation	(12,523)

Net unrealized depreciation	$63,578

THE E-VALUATOR MODERATE RMS FUND
SCHEDULE OF INVESTMENTS
June 30, 2016 (unaudited)

	Number
	of	Fair
Security Description	Shares	Value

EXCHANGE TRADED FUNDS - 17.92%

AGGREGATE BOND - 1.00%
Schwab U.S. Aggregate Bond ETF	21,127	$1,134,942

CONVERTIBLE BOND - 1.98%
SPDR Barclays Convertible Securities	51,599	2,262,100

INTERNATIONAL - 2.41%
Ishares MSCI EAFE Growth ETF	41,963	2,745,219

LARGE CAP - 5.95%
iShares Russell Top 200 Growth ETF	20,859	1,122,840
Schwab U.S. Large Cap Value ETF	76,240	3,414,790
SPDR S&P 500 Growth ETF	22,245	2,244,743

		6,782,373

MID CAP - 4.47%
Schwab U.S. Mid Cap ETF	26,954	1,132,338
SPDR S&P 400 Mid Cap Growth ETF	13,805	1,698,705
Vanguard Mid Cap Value ETF	25,396	2,262,276

		5,093,319

REAL ESTATE - 2.11%
Vanguard REIT ETF	27,082	2,401,361

TOTAL EXCHANGE TRADED FUNDS - 17.92%		20,419,314

MUTUAL FUNDS - 80.41%

AGGREGATE BOND - 7.98%
JPMorgan Unconstrained Debt Fund	228,328	2,260,443
PIMCO Income Fund	284,249	3,379,717
Vanguard Intermediate-Term Bond	290,456	3,450,619

		9,090,779

BLEND LARGE CAP - 5.94%
Fidelity 500 Index Fund	45,461	3,371,383
Vanguard Institutional Index Fund	17,717	3,397,719

		6,769,102

BLEND MID CAP - 1.99%
Vanguard Mid Cap Index Fund	67,023	2,265,379

BLEND SMALL CAP - 1.00%
Vanguard Tax Managed Small Cap Fund	24,272	1,136,397

CONVERTIBLE - 2.00%
Franklin Convertible Securities	127,266	2,280,600

DEVELOPED MARKETS - 1.93%
Parametric International Equity Fund	195,737	2,204,001

EMERGING MARKET STOCK - 1.02%
DFA Emerging Markets Small Cap	31,129	589,582
American Funds - New World Fund	11,155	570,905

		1,160,487

FIXED INCOME DIVERSIFIED - 1.99%
Manning & Napier Fund Inc	243,062	2,265,341

FOREIGN AGGREGATE BOND - 7.99%
AB Global Bond Fund Inc	335,335	2,863,762
Capital World Bond Fund	140,082	2,832,449
John Hancock Income Fund	522,931	3,409,510

		9,105,721

FOREIGN BLEND - 2.81%
DFA International Core Equity	292,210	3,208,461

THE E-VALUATOR MODERATE RMS FUND
SCHEDULE OF INVESTMENTS
June 30, 2016 (unaudited)

FOREIGN GROWTH - 3.38%
American New Perspective Fund	63,018	2,234,601
Oppenheimer International Growth Fund	46,226	1,620,208

		3,854,809

GROWTH BROAD MARKET - 1.96%
American AMCAP Fund	85,088	2,233,567

GROWTH LARGE CAP - 1.95%
Vanguard Growth Index Fund	40,228	2,219,800

GROWTH MID CAP - 0.48%
Nicholas II Inc.	22,498	551,430

HIGH YIELD BOND - 5.94%
Vanguard High-Yield Corporate	1,187,050	6,766,186

MARKET NEUTRAL - 1.96%
Vanguard Market Neutral Fund	189,356	2,238,188

MID CAP - 1.01%
WisdomTree Mid Cap Dividend Fund	12,890	1,153,655

MODERATE ALLOCATION - 14.00%
American Balanced Fund	231,534	5,707,315
American Capital Income Builder	77,947	4,582,508
Vanguard LifeStrategy Moderate Growth Fund	239,416	5,669,375

		15,959,198

MUNICIPALS - 2.03%
PowerShares Build America Bond	73,387	2,310,957

REAL ESTATE - 2.11%
DFA Real Estate Securities Portfolio	65,138	2,401,651

SMALL CAP - 0.25%
WisdomTree Small Cap Dividend Fund	65,138	291,513

THEMATIC SECTOR - 2.93%
Northern Global Sustainability	287,692	3,345,860

VALUE BROAD MARKET - 2.00%
American Funds - Investment Co	64,400	2,282,326

VALUE LARGE CAP - 5.01%
American Washington Mutual Investors Fund	56,909	2,283,189
Vanguard Value Index Fund	103,305	3,425,605

		5,708,794

VALUE SMALL CAP - 0.75%
Vanguard Small Cap Value Index	33,752	853,597

TOTAL MUTUAL FUNDS		91,657,799

MONEY MARKET FUND - 0.99%
Vanguard Treasury Money Market	1,125,720	1,125,720

TOTAL INVESTMENTS - 99.32%	99.32%	113,202,833
Other assets, net of liabilities - 0.68%	0.68%	771,864

NET ASSETS - 100.00%	100.00%	$113,974,697

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

THE E-VALUATOR MODERATE RMS FUND
SCHEDULE OF INVESTMENTS
June 30, 2016 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2016:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Exchange Traded Funds	$20,419,314	-	-	$20,419,314
Mutual Funds	91,657,799	-	-	$91,657,799
Money Market	1,125,720	-	-	$1,125,720

	$113,202,833	-	-	$113,202,833

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry. The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2016.

At June 30, 2016 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $112,881,670 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$872,983
Gross unrealized depreciation	(551,820)

Net unrealized depreciation	$321,163

THE E-VALUATOR GROWTH RMS FUND
SCHEDULE OF INVESTMENTS
June 30, 2016 (unaudited)

	Number
	of	Fair
Security Description	Shares	Value

EXCHANGE TRADED FUNDS - 25.15%

AGGREGATE BOND - 1.75%
Schwab U.S. Aggregate Bond ETF	55,685	$2,991,398

CONVERTIBLE BOND - 1.50%
SPDR Barclays Convertible Securities	58,285	2,555,214

INTERNATIONAL - 2.87%
iShares MSCI EAFE Growth ETF	50,553	3,307,177
iShares MSCI EAFE Small Cap ETF	33,055	1,595,234

		4,902,411

LARGE CAP - 5.99%
iShares Russell Top 200 Growth Fund	31,415	1,691,069
Schwab U.S. Large Cap Value ETF	153,101	6,857,394
SPDR S&P 500 Growth ETF	16,752	1,690,444

		10,238,907

MID CAP - 9.98%
Schwab U.S. Mid Cap ETF	121,792	5,116,482
SPDR S&P 400 Mid Cap Growth ETF	41,586	5,117,157
Vanguard Mid Cap Value ETF	76,500	6,814,620

		17,048,259

SMALL CAP - 2.00%
iShares S&P Small Cap 600 Growth ETF	13,276	1,704,771
SPDR S&P 600 Small Cap Growth ETF	9,629	1,717,717

		3,422,488

REAL ESTATE - 1.06%
Vanguard REIT ETF	20,396	1,808,513

TOTAL EXCHANGE TRADED FUNDS		42,967,190

MUTUAL FUNDS - 73.21%

AGGREGATE BOND - 3.75%
JPMorgan Unconstrained Debt Fund	171,948	1,702,285
PIMCO Income Fund	214,054	2,545,103
Vanguard Intermediate-Term Bond	182,287	2,165,565

		6,412,953

BLEND LARGE CAP - 5.97%
Fidelity 500 Index Fund	68,465	5,077,387
Vanguard Institutional Index Fund	26,683	5,117,238

		10,194,625

BLEND MID CAP - 2.99%
Vanguard Mid Cap Index Fund	151,414	5,117,785

BLEND SMALL CAP - 3.03%
Vanguard Tax Managed Small Cap Fund	115,072	5,176,983

CONVERTIBLE - 1.51%
Franklin Convertible Securities	143,761	2,576,202

DEVELOPED MARKETS - 3.40%
Parametric International Equity Fund	515,792	5,807,822

EMERGING MARKET STOCK - 2.05%
DFA Emerging Markets Small Cap	93,772	1,776,044
American Funds - New World Fund	33,599	1,719,617

		3,495,661

FIXED INCOME DIVERSIFIED - 1.00%
Manning & Napier Fund Inc	183,043	1,705,958

FOREIGN AGGREGATE BOND - 3.51%
AB Global Bond Fund Inc	202,030	1,725,336
Capital World Bond Fund	84,391	1,706,386

THE E-VALUATOR GROWTH RMS FUND
SCHEDULE OF INVESTMENTS
June 30, 2016 (unaudited)

John Hancock Income Fund	393,808	2,567,630

		5,999,352

FOREIGN BLEND - 3.77%
DFA International Core Equity	586,669	6,441,624

FOREIGN GROWTH - 5.33%
American New Perspective Fund	142,354	5,047,878
Oppenheimer International Growth Fund	92,802	3,252,702
Oppenheimer International Small Mid Co.	22,274	809,651

		9,110,231

FOREIGN VALUE - 0.47%
Lazard International Small Cap	76,441	807,985

GROWTH BROAD MARKET - 3.94%
American AMCAP Fund	256,300	6,727,887

GROWTH LARGE CAP - 1.96%
Vanguard Growth Index Fund	60,584	3,343,008

GROWTH MID CAP - 1.94%
Nicholas II Inc.	135,527	3,321,757

HIGH YIELD BOND - 2.98%
Vanguard High-Yield Corporate	893,899	5,095,226

INTERNATIONAL - 0.92%
WisdomTree International Small Cap Dividend Fund	28,090	1,576,130

MID CAP - 2.03%
WisdomTree Mid Cap Dividend Fund	38,833	3,475,554

MODERATE ALLOCATION - 5.02%
American Balanced Fund	69,744	1,719,196
American Capital Income Builder	58,695	3,450,686
Vanguard LifeStrategy Moderate Growth Fund	144,231	3,415,401

		8,585,283

MUNICIPALS - 1.02%
PowerShares Build America Bond	55,269	1,740,421

REAL ESTATE - 1.06%
DFA Real Estate Securities Portfolio	49,057	1,808,714

SMALL CAP - 1.03%
WisdomTree Small Cap Dividend Fund	24,514	1,756,673

THEMATIC SECTOR - 2.46%
Northern Global Sustainability	361,040	4,198,894

VALUE BROAD MARKET - 3.02%
American Funds - Investment Co	145,488	5,156,112

VALUE LARGE CAP - 6.04%
American Washington Mutual Investors Fund	1,285,567	5,158,113
Vanguard Value Index Fund	155,587	5,159,269

		10,317,382

VALUE SMALL CAP - 3.01%
Vanguard Small Cap Value Index Fund	203,341	5,142,493

TOTAL MUTUAL FUNDS		125,092,715

MONEY MARKET FUND - 0.99%
Vanguard Treasury Money Market	1,695,472	1,695,472

TOTAL INVESTMENTS - 99.35%	99.35%	169,755,377
Other assets, net of liabilities - 0.65%	0.65%	1,103,766

NET ASSETS - 100.00%	100.00%	$170,859,143

THE E-VALUATOR GROWTH RMS FUND
SCHEDULE OF INVESTMENTS
June 30, 2016 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2016:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Exchange Traded Funds	$42,967,190	-	-	$42,967,190
Mutual Funds	125,092,715	-	-	$125,092,715
Money Market	1,695,472	-	-	$1,695,472

	$169,755,377	-	-	$169,755,377

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry. The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2016.

At June 30, 2016 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $169,952,836 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,201,358
Gross unrealized depreciation	(1,398,817)

Net unrealized depreciation	$(197,459)

THE E-VALUATOR AGGRESSIVE GROWTH RMS FUND
SCHEDULE OF INVESTMENTS
June 30, 2016 (unaudited)

	Number
	of	Fair
Security Description	Shares	Value

EXCHANGE TRADED FUNDS - 31.50%

AGGREGATE BOND - 0.99%
Schwab U.S. Aggregate Bond ETF	6,089	$327,101

CONVERTIBLE BOND - 0.99%
SPDR Barclays Convertible Securities	7,436	325,994

INTERNATIONAL - 4.73%
iShares MSCI EAFE Growth ETF	14,514	949,506
iShares MSCI EAFE Small Cap ETF	12,653	610,634

		1,560,140

LARGE CAP - 4.45%
iShares Russell Top 200 Growth Fund	6,012	323,626
Schwab U.S. Large Cap Value ETF	18,312	820,194
SPDR S&P 500 Growth ETF	3,206	323,517

		1,467,337

MID CAP - 14.85%
Schwab U.S. Mid Cap ETF	31,077	1,305,545
SPDR S&P 400 Mid Cap Growth ETF	14,591	1,795,423
Vanguard Mid Cap Value ETF	20,130	1,793,180

		4,894,148

REAL ESTATE - 0.52%
Vanguard REIT ETF	1,951	172,995

SMALL CAP - 4.97%
iShares S&P Small Cap 600 Growth ETF	3,810	489,242
SPDR S&P 600 Small Cap Growth ETF	6,448	1,150,259

		1,639,501

TOTAL EXCHANGE TRADED FUNDS		10,387,216

MUTUAL FUNDS - 65.92%

AGGREGATE BOND - 1.99%
PIMCO Income Fund	27,294	324,524
Vanguard Intermediate-Term Bond	27,907	331,531

		656,055

BLEND LARGE CAP - 1.97%
Fidelity 500 Index Fund	4,368	323,928
Vanguard Institutional Index Fund	1,702	326,455

		650,383

BLEND MID CAP - 3.96%
Vanguard Mid Cap Index Fund	38,638	1,305,954

BLEND SMALL CAP - 5.51%
Vanguard Tax Managed Small Cap Fund	38,793	1,816,302

CONVERTIBLE - 1.00%
Franklin Convertible Securities	18,341	328,679

DEVELOPED MARKETS - 3.37%
Parametric International Equity Fund	98,739	1,111,800

EMERGING MARKET STOCK - 4.06%
DFA Emerging Markets Small Cap	35,890	679,759
American Funds - New World Fund	12,861	658,239

		1,337,998

FOREIGN AGGREGATE BOND - 2.99%
AB Global Bond Fund Inc	38,663	330,178
Capital World Bond Fund	16,151	326,571
John Hancock Income Fund	50,225	327,470

		984,219

THE E-VALUATOR AGGRESSIVE GROWTH RMS FUND
SCHEDULE OF INVESTMENTS
June 30, 2016 (unaudited)

FOREIGN BLEND - 4.68%
DFA International Core Equity	140,385	1,541,427

FOREIGN GROWTH - 5.29%
American New Perspective Fund	27,247	966,175
Oppenheimer International Growth Fund	17,767	622,720
Oppenheimer International Small Mid Co.	4,264	154,998

		1,743,893

FOREIGN VALUE - 0.47%
Lazard International Small Cap	14,633	154,673

GROWTH BROAD MARKET - 2.93%
American AMCAP Fund	36,789	965,712

GROWTH LARGE CAP - 0.98%
Vanguard Growth Index Fund	5,824	321,350

GROWTH MID CAP - 2.89%
Nicholas II Inc.	38,818	951,421

HIGH YIELD BOND - 2.96%
Vanguard High-Yield Corporate	170,979	974,579

INTERNATIONAL - 1.37%
WisdomTree International Small Cap Dividend Fund	8,064	452,471

MID CAP - 3.03%
WisdomTree Mid Cap Dividend Fund	11,147	997,656

MODERATE ALLOCATION - 1.00%
American Balanced Fund	6,674	164,508
Vanguard LifeStrategy Moderate Growth Fund	6,901	163,415

		327,923

MUNICIPALS - 1.01%
PowerShares Build America Bond	10,575	333,007

REAL ESTATE - 0.53%
DFA Real Estate Securities Portfolio	4,694	173,060

SMALL CAP - 1.53%
WisdomTree Small Cap Dividend Fund	7,036	504,200

THEMATIC SECTOR - 2.93%
Northern Global Sustainability	82,927	964,438

VALUE BROAD MARKET - 2.00%
American Funds - Investment Co	18,563	657,861

VALUE LARGE CAP - 3.49%
American Washington Mutual Investors Fund	8,202	329,054
Vanguard Value Index Fund	24,814	822,835

		1,151,889

VALUE SMALL CAP - 3.98%
Vanguard Small Cap Value Index Fund	51,887	1,312,219

TOTAL MUTUAL FUNDS		21,719,169

MONEY MARKET FUND - 0.98%
Vanguard Tresury Money Market	324,478	324,478

TOTAL INVESTMENTS - 98.40%	98.40%	32,430,863
Other assets, net of liabilities - 1.60%	1.60%	528,997

NET ASSETS - 100.00%	100.00%	$32,959,860

THE E-VALUATOR AGGRESSIVE GROWTH RMS FUND
SCHEDULE OF INVESTMENTS
June 30, 2016 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2016:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Exchange Traded Funds	$10,387,216	-	-	$10,387,216
Mutual Funds	21,719,169	-	-	$21,719,169
Money Market	324,478	-	-	$324,478

	$32,430,863	-	-	$32,430,863

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry. The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2016.

At June 30, 2016 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $32,496,525 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$247,876
Gross unrealized depreciation	(313,538)

Net unrealized depreciation	$(65,662)

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No. Description of Exhibit

99.1 Certification of Principal Executive Officer

99.2 Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By:	/s/ John Pasco, III
John Pasco, III
Principal Executive Officer

Date:	August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John Pasco, III
John Pasco, III
Principal Executive Officer

Date:	August 26, 2016

By:	/s/ Karen Shupe
Karen Shupe
Principal Financial Officer

Date:	August 26, 2016